SUBSEQUENT EVENTS - Reverse stock split (Details)	Apr. 17, 2026	Mar. 26, 2026	Jan. 15, 2026
SUBSEQUENT EVENTS
Reverse stock split	0.03125	0.03125
Minimum
SUBSEQUENT EVENTS
Reverse stock split			0.20
Maximum
SUBSEQUENT EVENTS
Reverse stock split			0.02
Subsequent events
SUBSEQUENT EVENTS
Reverse stock split	0.03125	0.031
Subsequent events | Minimum
SUBSEQUENT EVENTS
Reverse stock split			0.20
Subsequent events | Maximum
SUBSEQUENT EVENTS
Reverse stock split			0.02